Subordinated Liabilities - Schedule of Subordinated Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subordinated liabilities [abstract]
£325m Sterling preference shares	£ 344	£ 344
Undated subordinated liabilities	219	240
Dated subordinated liabilities	1,769	1,644
Subordinated liabilities	2,332	2,228
£325m Sterling preference shares, notional amount	£ 325	£ 325